CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Restricted Stock Awards	Restricted Stock Awards Common Stock	Restricted Stock Awards Additional Paid-in Capital	Restricted Stock Units (RSUs)	Restricted Stock Units (RSUs) Common Stock	Restricted Stock Units (RSUs) Additional Paid-in Capital
Redeemable convertible preferred stock, shares outstanding at of beginning period (in shares) at Dec. 31, 2016	34,186,000
Redeemable convertible preferred stock, outstanding at beginning of period at Dec. 31, 2016	$ 79,528
Temporary Equity
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)	11,774,000
Issuance of redeemable convertible preferred stock, net of issuance costs	$ 52,346
Accretion of redeemable convertible preferred stock	$ 143
Redeemable convertible preferred stock, shares outstanding at end of period (in shares) at Dec. 31, 2017	45,960,000
Redeemable convertible preferred stock, outstanding at end of period at Dec. 31, 2017	$ 132,017
Common stock, shares outstanding at beginning of period (in shares) at Dec. 31, 2016		14,233,000
Stockholders' equity (deficit) at beginning of period at Dec. 31, 2016	(52,907)	$ 14	$ 10,452	$ (63,373)
Stockholders' Equity
Accretion of redeemable convertible preferred stock	$ (143)		(143)
Issuance of common stock upon exercise of stock options, net (in shares)	1,372,000	1,372,000
Issuance of common stock upon exercise of stock options	$ 1,069	$ 1	1,068
Issuance of stock awards (in shares)						1,064,000
Issuance of stock awards						$ 1	$ (1)
Issuance of common stock upon exercise of warrants (in shares)	361,425	361,000
Issuance of common stock upon exercise of warrants	$ 286	$ 1	285
Stock-based compensation expense	2,145		2,145
Net loss	(16,858)			(16,858)
Common stock, shares outstanding at end of period (in shares) at Dec. 31, 2017		17,030,000
Stockholders' equity (deficit) at end of period at Dec. 31, 2017	$ (66,408)	$ 17	13,806	(80,231)
Temporary Equity
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)	12,655,000
Issuance of redeemable convertible preferred stock, net of issuance costs	$ 104,750
Accretion of redeemable convertible preferred stock	$ 119
Redeemable convertible preferred stock, shares outstanding at end of period (in shares) at Sep. 30, 2018	58,615,000
Redeemable convertible preferred stock, outstanding at end of period at Sep. 30, 2018	$ 236,886
Stockholders' Equity
Accretion of redeemable convertible preferred stock	(119)		(119)
Issuance of common stock upon exercise of stock options, net (in shares)		523,000
Issuance of common stock upon exercise of stock options	412	$ 1	411
Stock-based compensation expense	3,017		3,017
Net loss	(20,922)			(20,922)
Common stock, shares outstanding at end of period (in shares) at Sep. 30, 2018		17,553,000
Stockholders' equity (deficit) at end of period at Sep. 30, 2018	$ (84,020)	$ 18	17,115	(101,153)
Redeemable convertible preferred stock, shares outstanding at of beginning period (in shares) at Dec. 31, 2017	45,960,000
Redeemable convertible preferred stock, outstanding at beginning of period at Dec. 31, 2017	$ 132,017
Temporary Equity
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)	12,655,000
Issuance of redeemable convertible preferred stock, net of issuance costs	$ 104,750
Accretion of redeemable convertible preferred stock	$ 162
Redeemable convertible preferred stock, shares outstanding at end of period (in shares) at Dec. 31, 2018	58,615,000
Redeemable convertible preferred stock, outstanding at end of period at Dec. 31, 2018	$ 236,929
Common stock, shares outstanding at beginning of period (in shares) at Dec. 31, 2017		17,030,000
Stockholders' equity (deficit) at beginning of period at Dec. 31, 2017	(66,408)	$ 17	13,806	(80,231)
Stockholders' Equity
Accretion of redeemable convertible preferred stock	$ (162)		(162)
Issuance of common stock upon exercise of stock options, net (in shares)	1,454,000	1,415,000
Issuance of common stock upon exercise of stock options	$ 1,658	$ 2	1,656
Cancellation of restricted stock awards (in shares)		(754,000)
Cancellation of restricted stock awards		$ (1)	1
Issuance of common stock upon IPO (in shares)					982,301			161,250
Issuance of common stock upon exercise of warrants (in shares)	0
Stock-based compensation expense	$ 6,488		6,488
Net loss	(33,382)			(33,382)
Common stock, shares outstanding at end of period (in shares) at Dec. 31, 2018		17,691,000
Stockholders' equity (deficit) at end of period at Dec. 31, 2018	(91,806)	$ 18	21,789	(113,613)
Temporary Equity
Accretion of redeemable convertible preferred stock	$ 96
Conversion of redeemable convertible preferred stock to common stock (in shares)	(58,615,000)
Conversion of redeemable convertible preferred stock to common stock	$ (237,025)
Redeemable convertible preferred stock, shares outstanding at end of period (in shares) at Sep. 30, 2019	0
Redeemable convertible preferred stock, outstanding at end of period at Sep. 30, 2019	$ 0
Stockholders' Equity
Accretion of redeemable convertible preferred stock	(96)		(96)
Stock converted (in shares)		58,615,000
Conversion of redeemable convertible preferred stock to common stock	$ 237,025	$ 59	236,966
Issuance of common stock upon exercise of stock options, net (in shares)	1,957,000	1,957,000
Issuance of common stock upon exercise of stock options	$ 1,959	$ 1	1,958
Issuance of stock awards (in shares)						982,000			547,000
Issuance of stock awards						$ 1	$ (1)		$ 1	$ (1)
Tax withholding on releasing of restricted stock units (in shares)		(18,000)
Tax withholding on releasing of restricted stock units	(563)		(563)
Issuance of common stock upon IPO (in shares)		14,590,000
Issuance of common stock upon IPO	$ 377,758	$ 14	377,744
Issuance of common stock upon exercise of warrants (in shares)	90,277	90,000
Issuance of common stock upon exercise of warrants	$ 60		60
Stock-based compensation expense	25,905		25,905
Net loss	(48,916)			(48,916)
Common stock, shares outstanding at end of period (in shares) at Sep. 30, 2019		94,454,000
Stockholders' equity (deficit) at end of period at Sep. 30, 2019	$ 501,326	$ 94	$ 663,761	$ (162,529)